NATURE OF BUSINESS AND GOING CONCERN (Details Narrative) - USD ($)	12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2017	Feb. 23, 2012	Feb. 14, 2012
Date of incorporation	Aug. 08, 1997
State of incorporation	Delaware
Net loss	$ (117,640)	$ (845,441)	$ (1,308,277)
Accumulated deficits	$ (30,736,577)	$ (30,618,937)
UMeLook Holdings Limited [Member]
Date of incorporation	Feb. 14, 2012
State of incorporation	British Virgin Islands
Ownership percentage					100.00%
UMeLook Limited [Member]
Date of incorporation	Feb. 23, 2012
State of incorporation	Hong Kong
Ownership percentage				100.00%